Ordinary Shares (Details) ¥ in Millions	Sep. 29, 2020 CNY (¥)	Jun. 28, 2016 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Sep. 29, 2020 $ / shares shares
Ordinary shares, shares issued			812,866,663	826,943,309
Proceeds from Issuance of Common Stock | ¥	¥ 9,763.8
Amount of underwriting commissions and discounts | ¥	79.2
Offering expenses payable | ¥	¥ 77.4
ADR ratio					1
Class A ordinary shares
Ordinary shares, shares issued					51,750,000
Shares Issued, Price Per Share | $ / shares					$ 218.00
Related Party | Common Stock [Member] | Zto Es Holding Limited ("ZTO ES")
Shares issued to related party		16,000,000
Number of shares considered issued to related party but not outstanding			5,147,411	6,024,675